Inventories and Equipment on Operating Leases, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories, net [Abstract]
Finished goods	$ 844	$ 866
Work-in-process	61	58
Raw materials	106	97
Total Inventories	1,011	1,021
Provision for inventory	30	39	31
Inventories and Equipment on Operating Lease, Net [Abstract]
Equipment on operating lease	1,533	1,556
Accumulated depreciation	(998)	(1,023)
Equipment on Operating Lease, Net	535	533
Property Subject to or Available for Operating Lease [Line Items]
Depreciation and obsolescence expense for equipment on operating leases	279	294	313
Operating Leases, Income Statement, Contingent Revenue	158	154	133
Operating Leases, Future Minimum Payments Receivable [Abstract]
Operating Leases, Future Minimum Payments Receivable, Current	397
Operating Leases, Future Minimum Payments Receivable, in Two Years	285
Operating Leases, Future Minimum Payments Receivable, in Three Years	177
Operating Leases, Future Minimum Payments Receivable, in Four Years	103
Operating Leases, Future Minimum Payments Receivable, in Five Years	46
Operating Leases, Future Minimum Payments Receivable, Thereafter	$ 15
Minimum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment depreciable lives	3 years 0 months 0 days
Equipment on operating lease length of lease (years)	1 year 0 months 0 days
Maximum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment depreciable lives	4 years 0 months 0 days
Equipment on operating lease length of lease (years)	3 years 0 months 0 days